Premises and equipment_Details of premises and equipment(owned) (Details) - KRW (₩)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 2,897,602,000,000	₩ 2,450,492,000,000	₩ 2,477,545,000,000	₩ 2,458,025,000,000
Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	4,412,504,000,000	3,840,967,000,000
Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(1,514,902,000,000)	(1,390,475,000,000)
Land
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,761,159,000,000	1,481,871,000,000	1,487,278,000,000	1,488,745,000,000
Land | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,761,159,000,000	1,481,871,000,000
Land | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Building
Disclosure of property plant and equipment [Line Items]
Net carrying value	802,299,000,000	661,912,000,000	680,846,000,000	691,699,000,000
Building | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,063,756,000,000	872,282,000,000
Building | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(261,457,000,000)	(210,370,000,000)
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Net carrying value	278,016,000,000	240,013,000,000	180,072,000,000	189,902,000,000
Equipment and vehicles | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,123,101,000,000	1,031,431,000,000
Equipment and vehicles | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(845,085,000,000)	(791,418,000,000)
Leasehold improvement
Disclosure of property plant and equipment [Line Items]
Net carrying value	54,839,000,000	57,594,000,000	64,787,000,000	68,958,000,000
Leasehold improvement | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	463,181,000,000	446,264,000,000
Leasehold improvement | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(408,342,000,000)	(388,670,000,000)
Construction in progress
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,287,000,000	9,099,000,000	64,559,000,000	18,717,000,000
Construction in progress | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,287,000,000	9,099,000,000
Construction in progress | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Structures
Disclosure of property plant and equipment [Line Items]
Net carrying value	2,000,000	3,000,000	₩ 3,000,000	₩ 4,000,000
Structures | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	20,000,000	20,000,000
Structures | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ (18,000,000)	₩ (17,000,000)